MERIDIAN FUND, INC.
October 6, 2008

To Our Shareholders:

The September quarter was another difficult period for stocks. Credit problems are spreading and investors are concerned that this will result in serious economic trouble. The S&P 500 declined 9.0%, the NASDAQ 9.2% and the Russell 2000 1.5% during the quarter. The S&P 500, NASDAQ and Russell 2000 have dropped 25.6%, 27.2% and 20.5% respectively from the market peak reached last fall. The best performing groups during the quarter included railroads, brewers and biotechnology. Mortgage finance, full-line insurance and consumer electronics stocks headed up the worst performing sectors. The yield on the ten-year bond dropped to 3.83% from 3.97% at the end of June; investors continue to seek safety.

The economy grew at a 2.8% rate during the June quarter. Commodity prices subsequently have declined sharply and the dollar has gained ground against major currencies. Most economic measures, however, have deteriorated since June. Particularly worrisome are the slowdown in industrial production and non-residential construction, recent areas of strength, and increased unemployment. The government’s program to purchase troubled mortgage securities with taxpayer funds may be positive for the banking system and economy, at least in the short term. The bailout will be accompanied by increased regulation, even though the banking system and Fannie Mae and Freddie Mac are already highly controlled. Our outlook is for a difficult economic environment, which will weigh on corporate profits, at least for the next several quarters. We believe that interest rates will remain stable and that inflationary pressures will moderate.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds or adding to existing positions during difficult stock market environments. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at September 30, 2008 was $10.14. This represents a decrease of 11.21% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were 12.0% and 3.1%, respectively. The Fund’s assets at the close of the quarter were invested 3.4% in cash and 96.6% in stocks. Total net assets were $31,461,507 and there were 560 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The fund is diversified with 50 positions representing 50 different industry groups. At the end of the September 2008 quarter, the portfolio’s average holding had a 5-year-average return on equity of 19.3% and an average dividend yield of 3.8%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $33.1 billion, a debt ratio of 42.5% and earnings per share that are expected to grow 9.2% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Apartment Investment and Management, General Electric and Seagate Technology. We sold our positions in Mid-America Apartment Communities, 3M and Norfolk Southern.

Legget & Platt, one of our larger holdings, produces many of the metal parts, foams, fibers and other specialty fixtures necessary for the manufacture of residential and commercial bedding, furniture and many other related items. Business has been sluggish recently due to the decline in the housing and remodeling market. Leggett is in strong financial condition, has improved its market position, reduced costs and is poised to resume growth as soon as the home furnishing environment stabilizes, which should be sometime in 2009. The shares sell at 1.4 times book and yield 5.7% which, in our opinion, represent a positive risk reward ratio.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at September 30, 2008 was $32.94. This represents a decrease of 12.7% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 1,628.5% and 12.5%, respectively. The Fund’s assets at the close of the quarter were invested 5.0% in cash and cash equivalents and 95.0% in stocks. Total net assets were $1,410,806,285 and there were 64,357 shareholders.

Economic uncertainty is not good for stocks, even though stock valuations are attractive. Most financial institutions are highly leveraged and the investment climate will remain difficult until we are able to define the magnitude of the credit problems. Our portfolio is diversified with small and medium-sized growth stocks. The companies, in general, have excellent long-term growth prospects, high returns on capital, strong financial characteristics and are well managed. We believe they will hold up relatively well in the current environment and do well long-term. Our heaviest areas of concentration, as usual, are technology, health care and consumer.

During the quarter we purchased shares of International Game Technology and VeriSign.

Mercury General Corp, one of our larger holdings, primarily engages in writing automobile and homeowner insurance in California which accounts for 67% and 13% of total policies-in-force, respectively. The company is the second largest automobile insurer in California with about 10% market share. Mercury has a limited presence in several other states, including New Jersey, Arizona, Pennsylvania and Nevada. Management is in the process of implementing improved systems, controls and underwriting procedures before taking on additional business outside of California. We believe that expansion outside California however, will eventually be a major driver of future growth. Mercury’s investment portfolio is fairly conservative and largely comprised of state and municipal bonds. The company has an experienced management team with a strong track record and is well positioned to grow, especially when the insurance market improves. The shares sell at a reasonable valuation, have a strong balance sheet and financial returns and yield in excess of 5%.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at September 30, 2008 was $28.39. This represents a decrease of 11.1% for the calendar year to date. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 638.0% and 16.3%, respectively. The comparable period returns for the S&P 500 with dividends were 169.0% and 7.8%, respectively. The Fund’s assets at the close of the quarter were invested 5.3% in cash and cash equivalents and 94.7% in stocks. Total net assets were $1,270,282,813 and there were 63,482 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies that we believe have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. It is our position that over the long term this strategy will produce returns that outperform the market in general. In our opinion the portfolio is well positioned, reasonably valued and diversified. We hold 54 positions, representing 24 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are healthcare products, technology and industrial products. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of Carters, Harley-Davidson, Jackson Hewitt Tax Service and Kraft Foods. We sold our positions in BP, Barr Pharmaceuticals, Anheuser-Busch, Gol Linhas Aereas Intel and Hanesbrands.

Hawaiian Electric Industries, Inc., one of our larger holdings, is the dominant electric utility in Hawaii. Earnings declined in 2006 and 2007 as years of strong economic growth in Hawaii spurred high demand for electricity that outstripped the company’s infrastructure, leading to elevated operating and maintenance costs. Earnings resumed growth in 2008 as rate increases now cover some of these increased operating costs, and further relief should come in 2009 and 2010 as new generating capacity comes online and earns double-digit returns on investment. We expect earnings to grow from estimates of $1.69 per share this year to $2.50 per share or more over the next 3 to 5 years. We believe the stock is a compelling value at roughly 10 times normalized earnings and with a current dividend yield close to 5%.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PNC Global Investment Servicing (U.S.), Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of September 30, 2008 and are subject to change without notice.

Meridian Equity Income Fund®
Summary of Portfolio Holdings
September 30, 2008 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Household-Home Furnishings	2.7%	$839,460
Restaurants	2.5	771,250
General Merchandise Stores	2.4	746,550
Pharmaceuticals	2.4	743,721
Household Products	2.3	716,482
Paper & Forest Products	2.2	693,770
Food & Meats-Packaged	2.2	687,750
Data Processing & Outsourced Services	2.2	675,450
Food Distributors	2.1	675,177
REITs-Diversified	2.1	672,384
Tobacco	2.1	666,337
Paper & Packaging	2.1	664,832
Soft Drinks	2.1	655,712
Banking-Diversified Banks	2.1	653,997
Hotel Resorts & Cruise Lines	2.0	637,714
Utilities-Gas	2.0	637,014
Housewares Specialties	2.0	635,168
Industrial Conglomerates	2.0	629,850
Computer Hardware	2.0	628,262
Office Services & Supplies	2.0	625,166
Commercial Printing	2.0	623,430
Food Retail	2.0	622,790
Chemicals-Diversified	2.0	619,710
Leisure Products	2.0	615,164
Personal Products	1.9	611,494
Oil & Gas-Integrated	1.9	610,352
Environmental Facilities & Services	1.9	607,442
Household Appliances	1.9	607,317
Semiconductors	1.9	603,574
Insurance-Life & Health	1.9	602,979
Telecommunication Services-Integrated	1.9	599,722
Computer Storage & Peripherals	1.9	591,456
Motorcycle Manufacturers	1.9	589,340

Meridian Equity Income Fund®
Summary of Portfolio Holdings (continued)
September 30, 2008 (Unaudited)

Construction Materials	1.9%	$588,550
Insurance-Property & Casualty	1.9	588,289
Aerospace/Defense	1.9	584,970
Distributors	1.9	582,442
Insurance Brokers	1.8	581,486
Apparel Accessories & Luxury Goods	1.8	579,825
Air Freight & Logistics	1.8	573,242
Chemicals-Specialty	1.8	572,947
Industrial Machinery	1.8	568,542
Construction Materials-Steel	1.8	567,000
Media-Broadcasting & Cable TV	1.8	558,414
Electrical Components & Equipment	1.7	546,780
Machinery-Construction Farm & Heavy Trucks	1.7	542,360
Auto Parts & Equipment	1.5	465,075
Brewers	1.0	324,400
Banking-Investment Banking & Brokerage	1.0	319,700
Banking-Regional Banks	0.9	286,080
Cash & Other Assets, Less Liabilities	3.4	1,070,589

	100.0%	$31,461,507

Meridian Growth Fund®
Summary of Portfolio Holdings
September 30, 2008 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Healthcare Products	9.4%	$132,534,023
Industrial Conglomerates	9.4	132,439,520
Tech-Software	8.0	112,498,115
Retail	6.2	87,597,050
Insurance Brokers	5.8	82,263,505
Technology	5.5	77,265,037
Business Services	5.0	70,980,010
Brokerage & Money Management	4.2	58,713,383
U.S. Government Obligations	3.9	54,892,181
Insurance-Property & Casualty	3.3	47,149,386
Consumer Services	3.1	43,501,780
Healthcare Information Services	2.8	39,927,355
Restaurants	2.8	39,921,054
REITs-Diversified	2.7	38,215,800
Healthcare Services	2.7	37,963,840
Banking	2.6	36,784,992
Cellular Communications	2.6	36,718,176
Industrial Services	2.6	36,084,447
Chemicals-Specialty	2.5	34,966,913
Construction	2.4	34,178,907
Distributors	2.4	34,099,896
Computer Hardware	2.4	33,590,923
Energy	2.2	30,289,154
Leisure & Amusement	1.8	25,770,151
Leisure Products	1.7	23,484,472
Casino & Gaming	0.5	7,457,838
Aerospace/Defense	0.4	5,323,629
Cash & Other Assets, Less Liabilities	1.1	16,194,748

	100.0%	$1,410,806,285

Meridian Value Fund®
Summary of Portfolio Holdings
September 30, 2008 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Healthcare Products	16.2%	$205,914,702
Industrial Products	12.5	158,996,008
Utilities	9.6	121,986,327
Consumer Products	8.3	105,460,670
Energy	7.0	89,717,415
Media	5.0	62,973,098
Pharmaceuticals	4.9	61,978,448
U.S. Government Obligations	4.7	59,869,869
Technology	3.6	45,421,902
Insurance Brokers	3.1	39,237,838
Information Technology Services	3.0	38,326,500
Telecommunications Services	2.9	37,288,580
Leisure Products	2.7	34,947,088
Semiconductors	2.5	31,451,416
Food & Meats-Packaged	2.1	26,861,550
Apparel	2.1	26,247,814
Trucking	1.7	21,358,062
Metals	1.6	20,725,908
Leisure & Amusement	1.4	17,353,786
Banking	1.2	16,048,540
Aerospace/Defense	1.0	12,138,444
Engineering & Construction	0.9	11,220,396
Consumer Services	0.6	7,758,972
Motorcycle Manufactures	0.5	6,314,890
Agriculture	0.3	3,411,720
Cash & Other Assets, Less Liabilities	0.6	7,272,870

	100.0%	$1,270,282,813

Meridian Equity Income Fund®
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value*

COMMON STOCKS - 96.6%

AEROSPACE/DEFENSE - 1.9%
Boeing Co.	10,200	$584,970

AIR FREIGHT & LOGISTICS - 1.8%
United Parcel Service, Inc. Class B	9,115	573,242

APPAREL ACCESSORIES & LUXURY GOODS - 1.8%
VF Corp.	7,500	579,825

AUTO PARTS & EQUIPMENT - 1.5%
Autoliv, Inc. (Sweden)	13,780	465,075

BANKING-DIVERSIFIED BANKS - 2.1%
Comerica, Inc.	19,945	653,997

BANKING-INVESTMENT BANKING & BROKERAGE - 1.0%
Morgan Stanley	13,900	319,700

BANKING-REGIONAL BANKS - 0.9%
Regions Financial Corp.	29,800	286,080

BREWERS - 1.0%
Anheuser-Busch Cos., Inc.	5,000	324,400

CHEMICALS-DIVERSIFIED - 2.0%
Dow Chemical Co. (The)	19,500	619,710

CHEMICALS-SPECIALTY - 1.8%
RPM International, Inc.	29,625	572,947

COMMERCIAL PRINTING - 2.0%
R. R. Donnelley & Sons Co.	25,415	623,430

COMPUTER HARDWARE - 2.0%
Diebold, Inc.	18,975	628,262

COMPUTER STORAGE & PERIPHERALS - 1.9%
Seagate Technology	48,800	591,456

CONSTRUCTION MATERIALS - 1.9%
Vulcan Materials Co.	7,900	588,550

CONSTRUCTION MATERIALS-STEEL - 1.8%
Timken Co.	20,000	567,000

DATA PROCESSING & OUTSOURCED SERVICES - 2.2%
Automatic Data Processing, Inc.	15,800	675,450

DISTRIBUTORS - 1.9%
Genuine Parts Co.	14,485	582,442

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	15,600	546,780

ENVIRONMENTAL FACILITIES & SERVICES - 1.9%
Waste Management, Inc.	19,290	607,442

FOOD DISTRIBUTORS - 2.1%
SYSCO Corp.	21,900	675,177

FOOD & MEATS-PACKAGED - 2.2%
Kraft Foods, Inc. Class A	21,000	687,750

FOOD RETAIL - 2.0%
SUPERVALU, Inc.	28,700	622,790

GENERAL MERCHANDISE STORES - 2.4%
Family Dollar Stores, Inc.	31,500	746,550

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value*

COMMON STOCK (continued)

HOTEL RESORTS & CRUISE LINES - 2.0%
Carnival Corp.	18,040	$637,714

HOUSEHOLD APPLIANCES - 1.9%
Stanley Works (The)	14,550	607,317

HOUSEHOLD-HOME FURNISHINGS - 2.7%
Leggett & Platt, Inc.	38,525	839,460

HOUSEHOLD PRODUCTS - 2.3%
Kimberly-Clark Corp.	11,050	716,482

HOUSEWARES SPECIALTIES - 2.0%
Newell Rubbermaid, Inc.	36,800	635,168

INDUSTRIAL CONGLOMERATES - 2.0%
General Electric Co.	24,700	629,850

INDUSTRIAL MACHINERY - 1.8%
Eaton Corp.	10,120	568,542

INSURANCE BROKERS - 1.8%
Willis Group Holdings, Ltd. (United Kingdom)	18,025	581,486

INSURANCE-LIFE & HEALTH - 1.9%
Lincoln National Corp.	14,085	602,979

INSURANCE-PROPERTY & CASUALTY - 1.9%
Mercury General Corp.	10,745	588,289

LEISURE PRODUCTS - 2.0%
Mattel, Inc.	34,100	615,164

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	9,100	542,360

MEDIA-BROADCASTING & CABLE TV - 1.8%
CBS Corp. Class B	38,300	558,414

MOTORCYLE MANUFACTURERS - 1.9%
Harley-Davidson, Inc.	15,800	589,340

OFFICE SERVICES & SUPPLIES - 2.0%
Avery Dennison Corp.	14,055	625,166

OIL & GAS-INTEGRATED - 1.9%
Chevron Corp.	7,400	610,352

PAPER & FOREST PRODUCTS - 2.2%
International Paper Co.	26,500	693,770

PAPER & PACKAGING - 2.1%
Sonoco Products Co.	22,400	664,832

PERSONAL PRODUCTS - 1.9%
Nu Skin Enterprises, Inc. Class A	37,700	611,494

PHARMACEUTICALS - 2.4%
Johnson & Johnson	10,735	743,721

REITS-DIVERSIFIED - 2.1%
Apartment Investment & Management Co. Class A REIT	19,200	672,384

RESTAURANTS - 2.5%
McDonald’s Corp.	12,500	771,250

Meridian Equity Income Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value*

COMMON STOCK (continued)

SEMICONDUCTORS - 1.9%
Intel Corp.	32,225	$603,574

SOFT DRINKS - 2.1%
Coca-Cola Co. (The)	12,400	655,712

TELECOMMUNICATION SERVICES- INTEGRATED - 1.9%
AT&T, Inc.	21,480	599,722

TOBACCO - 2.1%
Reynolds American, Inc.	13,705	666,337

UTILITIES-GAS - 2.0%
AGL Resources, Inc.	20,300	637,014

TOTAL INVESTMENTS - 96.6% (Cost $35,441,373)		30,390,918

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.4%		1,070,589

NET ASSETS - 100.0%		$31,461,507

The aggregate book cost is $35,441,373.

The aggregate gross unrealized appreciation is $619,648.
The aggregate gross unrealized depreciation is $(5,670,103).
The net unrealized depreciation is $(5,050,455).
REIT - Real Estate Investment Trust

*	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Financial Accounting Standards Boards Statements of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
Valuation Inputs	in Securities

Level 1 - Quoted Prices	$30,390,918
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total Market value of Investments	$30,390,918

Meridian Growth Fund®
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCKS - 95.0%

AEROSPACE/DEFENSE - 0.4%
BE Aerospace, Inc.*	336,300	$5,323,629

BANKING - 2.6%
SVB Financial Group*	635,100	36,784,992

BROKERAGE & MONEY MANAGEMENT - 4.2%
Affiliated Managers Group, Inc.*	301,000	24,937,850
T. Rowe Price Group, Inc.	628,850	33,775,533

		58,713,383

BUSINESS SERVICES - 5.0%
Dun & Bradstreet Corp.	386,300	36,451,268
Global Payments, Inc.	769,700	34,528,742

		70,980,010

CASINOS & GAMING - 0.5%
International Game Technology	434,100	7,457,838

CELLULAR COMMUNICATIONS - 2.6%
American Tower Corp. Class A*	1,020,800	36,718,176

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,808,010	34,966,913

COMPUTER HARDWARE - 2.4%
Diebold, Inc.	1,014,525	33,590,923

CONSTRUCTION - 2.4%
Granite Construction, Inc.	954,185	34,178,907

CONSUMER SERVICES - 3.1%
Rollins, Inc.	2,291,980	43,501,780

DISTRIBUTORS - 2.4%
Watsco, Inc.	678,200	34,099,896

ENERGY - 2.2%
FMC Technologies, Inc.*	650,680	30,289,154

HEALTHCARE INFORMATION SERVICES - 2.8%
Cerner Corp.*	894,430	39,927,355

HEALTHCARE PRODUCTS - 9.4%
C. R. Bard, Inc.	473,075	44,880,625
DENTSPLY International, Inc.	1,155,600	43,381,224
Edwards Lifesciences Corp.*	766,485	44,272,174

		132,534,023

HEALTHCARE SERVICES - 2.7%
Millipore Corp.*	551,800	37,963,840

INDUSTRIAL CONGLOMERATES - 9.4%
Airgas, Inc.	556,367	27,623,622
Cooper Industries, Ltd. Class A	851,000	33,997,450
Dionex Corp.*	555,800	35,321,090
Pall Corp.	1,032,200	35,497,358

		132,439,520

INDUSTRIAL SERVICES - 2.6%
Allied Waste Industries, Inc.*	3,247,925	36,084,447

INSURANCE BROKERS - 5.8%
Brown & Brown, Inc.	2,064,350	44,631,247
Willis Group Holdings, Ltd. (United Kingdom)	1,166,530	37,632,258

		82,263,505

INSURANCE-PROPERTY & CASUALTY - 3.3%
Mercury General Corp.	861,176	47,149,386

LEISURE & AMUSEMENT - 1.8%
Royal Caribbean Cruises, Ltd.	1,241,935	25,770,151

LEISURE PRODUCTS - 1.7%
Mattel, Inc.	1,301,800	23,484,472

Meridian Growth Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCK (continued)

REITS-DIVERSIFIED - 2.7%
Digital Realty Trust, Inc. REIT	808,800	$38,215,800

RESTAURANTS - 2.8%
CBRL Group, Inc.	497,088	13,073,414
Jack in the Box, Inc.*	1,272,400	26,847,640

		39,921,054

RETAIL - 6.2%
Bed Bath & Beyond, Inc.*	193,300	6,071,553
PetSmart, Inc.	1,666,900	41,189,099
Ross Stores, Inc.	1,095,800	40,336,398

		87,597,050

TECHNOLOGY - 5.5%
NetApp, Inc.*	1,036,700	18,899,041
Trimble Navigation, Ltd.*	856,200	22,141,332
VeriSign, Inc.*	59,900	1,562,192
Zebra Technologies Corp. Class A*	1,244,613	34,662,472

		77,265,037

TECH-SOFTWARE - 8.0%
Advent Software, Inc.*	935,338	32,951,958
Blackbaud, Inc.	1,064,500	19,640,025
MICROS Systems, Inc.*	1,131,400	30,163,124
Nuance Communications, Inc.*	448,200	5,463,558
Teradata Corp.*	1,245,100	24,279,450

		112,498,115

TOTAL COMMON STOCKS - 95.0% (Cost $1,269,415,154)		1,339,719,356

		Value***
U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bill @ 0.978%** due 10/30/08 (Face Value $5,000,000)		4,996,117
U.S. Treasury Bill @ 1.664%** due 10/30/08 (Face Value $15,000,000)		14,980,244
U.S. Treasury Bill @ 1.703%** due 11/20/08 (Face Value $20,000,000)		19,953,528
U.S. Treasury Bill @ 1.841%** due 11/20/08 (Face Value $15,000,000)		14,962,292

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $54,892,180)		54,892,181

TOTAL INVESTMENTS - 98.9% (Cost $1,324,307,335)		1,394,611,537

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.1%		16,194,748

NET ASSETS - 100.0%		$1,410,806,285

The aggregate book cost is $1,324,307,335.

The aggregate gross unrealized appreciation is $199,726,458.
The aggregate gross unrealized depreciation is $(129,422,256).
The net unrealized appreciation is $70,304,202.

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

***	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of

Meridian Growth Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Financial Accounting Standards Boards Statements of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
Valuation Inputs	in Securities

Level 1 - Quoted Prices	$1,339,719,357
Level 2 - Other Significant Observable Inputs	54,892,180
Level 3 - Significant Unobservable Inputs	0

Total Market value of Investments	$1,394,611,537

Meridian Value Fund®
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCKS - 94.7%

AEROSPACE/DEFENSE - 1.0%
BE Aerospace, Inc.*	766,800	$12,138,444

AGRICULTURE - 0.3%
Bunge, Ltd.	54,000	3,411,720

APPAREL - 2.1%
Carter’s, Inc.*	448,300	8,844,959
Liz Claiborne, Inc.	841,700	13,829,131
Quiksilver, Inc.*	622,600	3,573,724

		26,247,814

BANKING - 1.2%
Annaly Capital Management, Inc. REIT	1,193,200	16,048,540

CONSUMER PRODUCTS - 8.3%
Avon Products, Inc.	805,500	33,484,635
Briggs & Stratton Corp.	927,700	15,010,186
Electronic Arts, Inc.*	619,800	22,926,402
Pactiv Corp.*	1,370,900	34,039,447

		105,460,670

CONSUMER SERVICES - 0.6%
Jackson Hewitt Tax Service, Inc.	505,800	7,758,972

ENERGY - 7.0%
Exterran Holdings, Inc.*	315,850	10,094,566
International Coal Group, Inc.*	1,454,800	9,077,952
Kinder Morgan Management, LLC*	845,112	41,579,517
TETRA Technologies, Inc.*	815,300	11,291,905
Transocean, Inc.*	160,902	17,673,475

		89,717,415

ENGINEERING & CONSTRUCTION - 0.9%
KBR, Inc.	734,800	11,220,396

FOOD & MEATS-PACKAGED - 2.1%
Kraft Foods, Inc. Class A	820,200	26,861,550

HEALTHCARE PRODUCTS - 16.2%
Abbott Laboratories	684,300	39,401,994
Affymetrix, Inc.*	1,281,900	9,921,906
American Medical Systems Holdings, Inc.*	1,872,700	33,259,152
Baxter International, Inc.	350,700	23,016,441
Beckman Coulter, Inc.	480,100	34,082,299
Covidien, Ltd.	611,200	32,858,112
STERIS Corp.	888,100	33,374,798

		205,914,702

INDUSTRIAL PRODUCTS - 12.5%
Albany International Corp. Class A	1,035,800	28,308,414
Cabot Corp.	1,042,800	33,140,184
Franklin Electric Co., Inc.	632,800	28,191,240
Mine Safety Appliances Co.	631,250	24,063,250
Schnitzer Steel Industries, Inc. Class A	142,400	5,587,776
Sealed Air Corp.	1,805,600	39,705,144

		158,996,008

INFORMATION TECHNOLOGY SERVICES - 3.0%
CACI International, Inc. Class A*	765,000	38,326,500

INSURANCE BROKERS - 3.1%
Willis Group Holdings, Ltd. (United Kingdom)	1,216,300	39,237,838

LEISURE & AMUSEMENT - 1.4%
Polaris Industries, Inc.	235,600	10,717,444
Shuffle Master, Inc.*	1,303,800	6,636,342

		17,353,786

LEISURE PRODUCTS - 2.7%
Mattel, Inc.	1,937,200	34,947,088

MEDIA - 5.0%
Arbitron, Inc.	191,500	8,558,135
Grupo Televisa SA ADR (Mexico)	1,233,500	26,976,645
Marvel Entertainment, Inc.*	803,700	27,438,318

		62,973,098

METALS - 1.6%
Gold Fields, Ltd. ADR	2,161,200	20,725,908

Meridian Value Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value***

COMMON STOCK (continued)

MOTORCYCLE MANUFACTURERS - 0.5%
Harley-Davidson, Inc.	169,300	$6,314,890

PHARMACEUTICALS - 4.9%
Cephalon, Inc.*	356,900	27,656,181
Charles River Laboratories International, Inc.*	238,700	13,255,011
ImClone Systems, Inc.*	337,400	21,067,256

		61,978,448

SEMICONDUCTORS - 2.5%
Intel Corp.	1,679,200	31,451,416

TECHNOLOGY - 3.6%
Intermec, Inc.*	1,072,300	21,059,972
Western Digital Corp.*	274,000	5,841,680
Zebra Technologies Corp. Class A*	665,000	18,520,250

		45,421,902

TELECOMMUNICATIONS SERVICES - 2.9%
Verizon Communications, Inc.	1,162,000	37,288,580

TRUCKING - 1.7%
Con-way, Inc.	484,200	21,358,062

UTILITIES - 9.6%
Avista Corp	1,112,100	24,143,691
Dynegy, Inc. Class A*	5,321,600	19,051,328
Hawaiian Electric Industries, Inc.	1,419,875	41,190,574
Progress Energy, Inc	871,800	37,600,734

		121,986,327

TOTAL COMMON STOCKS - 94.7% (Cost $1,265,127,224)		1,203,140,074

		Value***
U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bill @ 1.703%** due 11/20/08 (Face Value $15,000,000)		14,965,146
U.S. Treasury Bill @ 1.841%** due 11/20/08 (Face Value $30,000,000)		29,924,583
U.S. Treasury Bill @ 1.675%** due 12/04/08 (Face Value $15,000,000)		14,980,140

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $59,845,862)		59,869,869

TOTAL INVESTMENTS - 99.4% (Cost $1,324,973,086)		1,263,009,943

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.6%		7,272,870

NET ASSETS - 100.0%		$1,270,282,813

The aggregate book cost is $1,324,973,086.

The aggregate gross unrealized appreciation is $80,573,403.
The aggregate gross unrealized depreciation is $(142,536,546).
The net unrealized depreciation is $(61,963,143).

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

***	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Financial Accounting Standards Boards Statements of Financial Accounting Standards No. 157, “Fair Value

Meridian Value Fund®
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
Valuation Inputs	in Securities

Level 1 - Quoted Prices	$1,203,140,074
Level 2 - Other Significant Observable Inputs	59,869,869
Level 3 - Significant Unobservable Inputs	0

Total Market value of Investments	$1,263,009,943

(THIS PAGE INTENTIONALLY LEFT BLANK)

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Philadelphia, Pennsylvania

Transfer Agent and Disbursing Agent
PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
MORRISON & FOERSTER LLP
Washington, D.C.

Auditors
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

FIRST QUARTER REPORT

[MERIDIAN FUND LOGO]

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

September 30, 2008